Investment in Unconsolidated Affiliate (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015		Mar. 31, 2014		Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Cash Dividends Paid to Parent Company by Unconsolidated Subsidiaries	$ 6.8	[1]	$ 2.7	[1]
Income (Loss) from Equity Method Investments	3.7		4.2
Income (Loss) from Equity Method Investments	267.8				270.8
Gulf Coast Fractionators [Member]
Schedule of Equity Method Investments [Line Items]
Cash Dividends Paid to Parent Company by Unconsolidated Subsidiaries	2.7	[1]	0	[1]
Income (Loss) from Equity Method Investments	3.3	[1]	4.1
Income (Loss) from Equity Method Investments	54.7				54.1
Equity Method Investment, Ownership Percentage	38.75%
Howard Energy Partners [Member]
Schedule of Equity Method Investments [Line Items]
Cash Dividends Paid to Parent Company by Unconsolidated Subsidiaries	4.1	[1]	2.7	[1]
Income (Loss) from Equity Method Investments	0.4	[1]	0.1
Income (Loss) from Equity Method Investments	$ 213.1				$ 216.7
Equity Method Investment, Ownership Percentage	30.60%

[1]	Includes income and distributions for the period from March 7, 2014 through March 31, 2014 for HEP.